Intangible assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 13,352	$ 13,205
Ending balance	13,102	13,352
Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Ending balance	227
COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	21,765	20,850
Additions	1,375	1,396
Acquired through business combinations	11	6
Transfers	810	657
Retirements and disposals	(2,515)	(69)
Impairment losses recognized in earnings	(445)	(87)
Amortization	(845)	(992)
Ending balance	19,859	21,765
COST | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	(297)	4
ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(8,413)	(7,645)
Retirements and disposals	(2,517)	(65)
Amortization	929	(886)
Other		(69)
Ending balance	(6,757)	(8,413)
ACCUMULATED AMORTIZATION | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	(68)	16
BRANDS
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,409	2,409
Ending balance	2,409	2,409
BRANDS | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,409	2,409
Additions	0	0
Acquired through business combinations	0	0
Transfers	0	0
Retirements and disposals	0	0
Impairment losses recognized in earnings	0	0
Amortization	0	0
Ending balance	2,409	2,409
BRANDS | COST | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	0	0
BRANDS | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Retirements and disposals	0	0
Amortization	0	0
Other		0
Ending balance	0	0
BRANDS | ACCUMULATED AMORTIZATION | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	0	0
SPECTRUM AND OTHER LICENCES
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,586	3,587
Ending balance	3,701	3,586
SPECTRUM AND OTHER LICENCES | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,586	3,587
Additions	116	0
Acquired through business combinations	0	0
Transfers	0	0
Retirements and disposals	0	0
Impairment losses recognized in earnings	(1)	(1)
Amortization	0	0
Ending balance	3,701	3,586
SPECTRUM AND OTHER LICENCES | COST | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	0	0
SPECTRUM AND OTHER LICENCES | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Retirements and disposals	0	0
Amortization	0	0
Other		0
Ending balance	0	0
SPECTRUM AND OTHER LICENCES | ACCUMULATED AMORTIZATION | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	0	0
BROADCAST LICENCES
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,026	2,111
Ending balance	1,730	2,026
BROADCAST LICENCES | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,026	2,111
Additions	0	0
Acquired through business combinations	0	0
Transfers	0	0
Retirements and disposals	0	0
Impairment losses recognized in earnings	(296)	(85)
Amortization	0	0
Ending balance	1,730	2,026
BROADCAST LICENCES | COST | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	0	0
BROADCAST LICENCES | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Retirements and disposals	0	0
Amortization	0	0
Other		0
Ending balance	0	0
BROADCAST LICENCES | ACCUMULATED AMORTIZATION | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	0	0
TOTAL
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,021	8,107
Ending balance	7,840	8,021
TOTAL | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	8,021	8,107
Additions	116	0
Acquired through business combinations	0	0
Transfers	0	0
Retirements and disposals	0	0
Impairment losses recognized in earnings	(297)	(86)
Amortization	0	0
Ending balance	7,840	8,021
TOTAL | COST | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	0	0
TOTAL | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Retirements and disposals	0	0
Amortization	0	0
Other		0
Ending balance	0	0
TOTAL | ACCUMULATED AMORTIZATION | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	0	0
SOFTWARE
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,177	2,805
Ending balance	3,525	3,177
SOFTWARE | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	10,522	9,525
Additions	344	388
Acquired through business combinations	1	0
Transfers	810	657
Retirements and disposals	(2,479)	(52)
Impairment losses recognized in earnings	(13)	0
Amortization	0	0
Ending balance	9,169	10,522
SOFTWARE | COST | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	(16)	4
SOFTWARE | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(7,345)	(6,720)
Retirements and disposals	(2,480)	(51)
Amortization	787	(743)
Other		(69)
Ending balance	(5,644)	(7,345)
SOFTWARE | ACCUMULATED AMORTIZATION | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	(8)	2
CUSTOMER RELATION- SHIPS
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,178	1,287
Ending balance	858	1,178
CUSTOMER RELATION- SHIPS | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,017	2,014
Additions	0	0
Acquired through business combinations	0	6
Transfers	0	0
Retirements and disposals	0	(3)
Impairment losses recognized in earnings	0	0
Amortization	0	0
Ending balance	1,736	2,017
CUSTOMER RELATION- SHIPS | COST | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	(281)	0
CUSTOMER RELATION- SHIPS | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(839)	(727)
Retirements and disposals	0	0
Amortization	99	(98)
Other		0
Ending balance	(878)	(839)
CUSTOMER RELATION- SHIPS | ACCUMULATED AMORTIZATION | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	(60)	14
PROGRAM AND FEATURE FILM RIGHTS
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	716	704
Ending balance	645	716
PROGRAM AND FEATURE FILM RIGHTS | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	716	704
Additions	874	1,004
Acquired through business combinations	10	0
Transfers	0	0
Retirements and disposals	0	0
Impairment losses recognized in earnings	(110)	0
Amortization	(845)	(992)
Ending balance	645	716
PROGRAM AND FEATURE FILM RIGHTS | COST | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	0	0
PROGRAM AND FEATURE FILM RIGHTS | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	0	0
Retirements and disposals	0	0
Amortization	0	0
Other		0
Ending balance	0	0
PROGRAM AND FEATURE FILM RIGHTS | ACCUMULATED AMORTIZATION | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	0	0
OTHER
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	260	302
Ending balance	234	260
OTHER | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	489	500
Additions	41	4
Acquired through business combinations	0	0
Transfers	0	0
Retirements and disposals	(36)	(14)
Impairment losses recognized in earnings	(25)	(1)
Amortization	0	0
Ending balance	469	489
OTHER | COST | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	0	0
OTHER | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(229)	(198)
Retirements and disposals	(37)	(14)
Amortization	43	(45)
Other		0
Ending balance	(235)	(229)
OTHER | ACCUMULATED AMORTIZATION | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	0	0
TOTAL
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	5,331	5,098
Ending balance	5,262	5,331
TOTAL | COST
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	13,744	12,743
Additions	1,259	1,396
Acquired through business combinations	11	6
Transfers	810	657
Retirements and disposals	(2,515)	(69)
Impairment losses recognized in earnings	(148)	(1)
Amortization	(845)	(992)
Ending balance	12,019	13,744
TOTAL | COST | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	(297)	4
TOTAL | ACCUMULATED AMORTIZATION
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(8,413)	(7,645)
Retirements and disposals	(2,517)	(65)
Amortization	929	(886)
Other		(69)
Ending balance	(6,757)	(8,413)
TOTAL | ACCUMULATED AMORTIZATION | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations	$ (68)	$ 16